INVESTMENTS - Securitization instruments (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Investments [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading	S/ 745,580	S/ 625,762
Inmuebles Panamericana [Member]
Disclosure of Investments [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading	164,091	169,959
Abengoa Transmision del Norte [Member]
Disclosure of Investments [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading	99,112	87,377
Colegios Peruanos S.A.
Disclosure of Investments [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading	63,268	37,585
Costa de Sol S.A.
Disclosure of Investments [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading	51,483
Nessus Hoteles Per S.A.
Disclosure of Investments [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading	40,050	39,768
Industrias de Aceite SA [Member]
Disclosure of Investments [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading	37,175	32,050
Fbrica Nacional de Cemento S.A.
Disclosure of Investments [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading	34,537	31,512
Homecenters Peruanos SA [Member]
Disclosure of Investments [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading	32,308	35,269
Concesionaria La Chira S.A.
Disclosure of Investments [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading	32,138	30,801
Others (minor than S/30.5 million)
Disclosure of Investments [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading	S/ 191,418	S/ 161,441